Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 231	$ 212
Recorded Investment, Total	338	347
Unpaid Principal Balance, Total	336	345
Average recorded investment, Total	354	352
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	16	18
With an allowance recorded, Recorded Investment	32	39
With an allowance recorded, Unpaid Principal Balance	30	37
With an allowance recorded, Average recorded investment	33	41
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	191	170
With an allowance recorded, Recorded Investment	266	260
With an allowance recorded, Unpaid Principal Balance	266	260
With an allowance recorded, Average recorded investment	278	277
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	21	22
With an allowance recorded, Recorded Investment	35	45
With an allowance recorded, Unpaid Principal Balance	35	45
With an allowance recorded, Average recorded investment	39	32
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	2
With an allowance recorded, Recorded Investment	5	3
With an allowance recorded, Unpaid Principal Balance	5	3
With an allowance recorded, Average recorded investment	4	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	161	164
Recorded Investment, Total	327	540
Unpaid Principal Balance, Total	317	527
Average recorded investment, Total	341	524
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	4	3
With an allowance recorded, Recorded Investment	30	44
With an allowance recorded, Unpaid Principal Balance	29	44
With an allowance recorded, Average recorded investment	40	49
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	132	134
With an allowance recorded, Recorded Investment	264	457
With an allowance recorded, Unpaid Principal Balance	264	457
With an allowance recorded, Average recorded investment	265	443
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	19	21
With an allowance recorded, Recorded Investment	25	30
With an allowance recorded, Unpaid Principal Balance	16	17
With an allowance recorded, Average recorded investment	27	28
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	6
With an allowance recorded, Recorded Investment	8	9
With an allowance recorded, Unpaid Principal Balance	8	9
With an allowance recorded, Average recorded investment	$ 9	$ 4